39) Transactions with related parties	12 Months Ended
Dec. 31, 2020
Transactions With Related Parties
39) Transactions with related parties

39)       Transactions with related parties

Related-party transactions (direct and indirect) are disclosed according to IAS 24, the Organization has a Transaction Policy with related parties. The transactions are carried out under conditions and at rates consistent with those entered into with third parties at that time. The transactions are as follows:

	R$ thousand
	Shareholders of the parent (1)		Associates and Jointly controlled companies (2)		Key Management Personnel (3)		Total
	On December 31
	2020	2019	2020	2019	2020	2019	2020	2019
Assets
Loans and advances to banks	-	-	186,504	577,906	-	-	186,504	577,906
Securities and derivative financial instruments	62,326	20,721	649,932	287,849	-	-	712,258	308,570
Loans and other assets	16	9	334,746	109,766	119,659	88,750	454,421	198,525
Liabilities
Customer and financial institution resources	2,129,974	2,137,714	677,839	3,181,766	143,815	393,475	2,951,628	5,712,955
Securities and subordinated debt securities	11,480,275	13,697,802	-	-	702,417	891,211	12,182,692	14,589,013
Derivative financial instruments	32,219	-	-	7,264	-	-	32,219	7,264
Other liabilities (4)	1,195,928	217,765	10,808,025	11,665,639	18,594	6,735	12,022,547	11,890,139

	R$ thousand
	Shareholders of the parent (1)			Associates and Jointly controlled companies (2)			Key Management Personnel (3)			Total
	Years ended December 31
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Revenues and expenses
Net interest income	(448,376)	(857,937)	(778,829)	(181,754)	(6,508)	(11,814)	(45,003)	(58,353)	(55,045)	(675,133)	(922,798)	(845,688)
Other revenues	109	105	334	98,556	342,793	315,832	119	359	247	98,784	343,257	316,413
Other expenses	58,434	54,471	50,745	(1,644,088)	(1,899,818)	(2,635,494)	89,582	288,187	323,130	(1,496,072)	(1,557,160)	(2,261,619)

(1) Cidade de Deus Cia. Coml. de Participações, Fundação Bradesco, NCF Participações S.A., BBD Participações S.A. and Nova Cidade de Deus Participações S.A.;

(2) Companies listed in Note 26;

(3) Members of the Board of Directors and the Board of Executive Officers; and

(4) It includes interest on equity and dividends payable.

a)	Remuneration of key management personnel

The following is established each year at the Annual Shareholders’ Meeting:

•	The annual total amount of management compensation, set forth at the Board of Directors’ Meeting, to be paid to Board members and members of the Board of Executive Officers, as determined by the Company’s Bylaws; and

•	The amount allocated to finance Management pension plans, within the Employee and Management pension plan of the Bradesco Organization.

For 2020, the maximum amount of R$871,589 thousand was determined for the remuneration of the Directors, and part of this refers to the social security contribution to the INSS, which is an obligation of the Organization, and R$515,650 thousand to cover supplementary pension plan defined contributions.

The current policy on Management compensation sets forth that 50% of net variable compensation, if any, must be allocated to the acquisition of PNB shares issued by BBD Participações S.A. and/or PN shares issued by Banco Bradesco S.A., which vest in three equal, annual and successive installments, the first of which is in the year following the payment date. This procedure complies with CMN Resolution No. 3,921/10, which sets forth a Management compensation policy for financial institutions.

Short-term benefits for Management

	R$ thousand
	Years ended December 31
	2020	2019	2018
Salaries	534,696	852,862	485,949
Total	534,696	852,862	485,949

Post-employment benefits

	R$ thousand
	Years ended December 31
	2020	2019	2018
Defined contribution supplementary pension plans	513,082	468,079	474,378
Total	513,082	468,079	474,378

The Organization has no long-term benefits or for the termination of employment contracts or for remuneration based on shares for its key Management personnel.

a)	Equity participation

Together directly, members of the Board of Directors and the Board of the Executive Officers had the following shareholding in Bradesco:

	On December 31
	2020	2019
Common shares	0.53%	0.55%
Preferred shares	0.91%	1.04%
Total shares (1)	0.72%	0.79%

(1) On December 31, 2020, direct and indirect shareholding of the members of the Board of Directors and the Board of Executive Officers in Bradesco totaled 2.65% of common shares, 0.95% of preferred shares and 1.80% of all shares (on December 31, 2019 – 2.48% of common shares, 1.07% of preferred shares and 1.78% of all shares).